Loans and financing - Schedule of Loans (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Loans	R$ 2,825,749	R$ 2,025,607
Current position	233,487	119,676
Non-current position	2,592,262	1,905,931
Fair value of designated derivatives	(317,787)	(266,404)
Working capital [member]
Disclosure of detailed information about borrowings [line items]
Fair value of designated derivatives	(303,507)
Hedge noncurrent position [member]
Disclosure of detailed information about borrowings [line items]
Fair value of designated derivatives	(317,787)	(266,404)
US Dollars [member] | Aircraft and engine acquisition [member]
Disclosure of detailed information about borrowings [line items]
Loans	896,232	100,042
Fair value of designated derivatives	R$ (10,971)
US Dollars [member] | Aircraft and engine acquisition [member] | US Treasury [member]
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	325.00%
US Dollars [member] | Aircraft and engine acquisition [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.37%
US Dollars [member] | Aircraft and engine acquisition [member] | Bottom of range [member] | LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	2.55%
US Dollars [member] | Aircraft and engine acquisition [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	6.07%
US Dollars [member] | Aircraft and engine acquisition [member] | Top of range [member] | LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	3.60%
US Dollars [member] | Senior Notes 1 [member] | Bottom of range [member] | LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	0.88%
US Dollars [member] | Senior Notes 1 [member] | Top of range [member] | LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	5.90%
US Dollars [member] | Working capital [member]
Disclosure of detailed information about borrowings [line items]
Loans	R$ 1,727,882	1,656,947
Fair value of designated derivatives	(303,507)	(266,404)
Brazil, Brazil Real [member]
Disclosure of detailed information about borrowings [line items]
Fair value of designated derivatives	(317,787)
Brazil, Brazil Real [member] | Aircraft and engine acquisition [member]
Disclosure of detailed information about borrowings [line items]
Loans	164,280	192,861
Fair value of designated derivatives	R$ (3,309)
Brazil, Brazil Real [member] | Aircraft and engine acquisition [member] | Bottom of range [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	6.00%
Brazil, Brazil Real [member] | Aircraft and engine acquisition [member] | Top of range [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	6.50%
Brazil, Brazil Real [member] | Aircraft and engine acquisition [member] | Top of range [member] | SELIC rates [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.46%
Brazil, Brazil Real [member] | Finance lease [member]
Disclosure of detailed information about borrowings [line items]
Loans		2,381
Brazil, Brazil Real [member] | Finance lease [member] | Bottom of range [member] | Local interbank deposit certificate rate [member]
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	3.97%
Brazil, Brazil Real [member] | Finance lease [member] | Top of range [member] | Local interbank deposit certificate rate [member]
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	4.91%
Brazil, Brazil Real [member] | Working capital [member]
Disclosure of detailed information about borrowings [line items]
Loans	R$ 37,355	R$ 73,376
Brazil, Brazil Real [member] | Working capital [member] | Bottom of range [member] | Local interbank deposit certificate rate [member]
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	125.00%
Brazil, Brazil Real [member] | Working capital [member] | Top of range [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.00%
Brazil, Brazil Real [member] | Working capital [member] | Top of range [member] | Local interbank deposit certificate rate [member]
Disclosure of detailed information about borrowings [line items]
Variable spread on interest rate (as a percent)	126.00%